PowerShares Exchange-Traded Fund Trust II

301 West Roosevelt Road

Wheaton, IL 60187

VIA EDGAR

November 17, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:       PowerShares Exchange-Traded Fund Trust II

File Number: 333-138490, 811-21977

Ladies and Gentlemen:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 119 to Registrant’s Registration Statement on Form N-1A, filed on November 10, 2009, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 10, 2009, accession number 0001104659-09-064084.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
President and Chairman